RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION [abstract]
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION [Text Block]

12. RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION

Related parties include the Board of Directors, Executive Chair, CEO, CFO, COO, and enterprises that are controlled by these individuals.

As December 31, 2023, $1,158,454 (December 31, 2022 - $636,555) was due to related parties for payroll expenses, consulting fees, bonuses accruals, vacation accruals and other expenses. Receivables from related parties (related to rent and office expenses) as of December 31, 2023 were $20,643 (December 31, 2022 - $18,843) and was recorded in receivables.

Key Management Compensation:

Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company's Board of Directors, Executive Chair, CEO, CFO, and COO.

Remuneration attributed to executives and directors for the years ended December 31, 2023, 2022, and 2021 were as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Short-term benefits*	$2,161,496	$1,596,362	$1,806,716
Associate companies**	2,124	(16,932)	(18,137)
Stock-based compensation	609,883	1,165,694	1,173,216
Total	$2,773,503	$2,745,124	$2,961,795

*Short-term employment benefits include salaries, consulting fees, vacation accruals and bonus accruals for key management. It also includes directors' fees for non-executive members of the Company's Board of Directors.

**Net of payable/receivable/GST due to/from entities for which Integra's directors are executives, mostly related to rent and office expenses.

In the current year ended December 31, 2023, the Company issued 74,865 deferred share units to certain directors, in lieu of their directors' fees, as elected by those directors.

In the year ended December 31, 2022, the Company issued 68,343 deferred share units to certain directors, in lieu of their directors' fees, as elected by those directors. Each DSU has been fair valued at Integra's closing share price at the end of quarter in which those DSUs were granted. The share-based payment related to these DSUs is included in the above table under stock-based compensation.

In the year ended December 31, 2021, the Company issued 12,067 deferred share units to certain directors, in lieu of their directors' fees, as elected by those directors. Each DSU has been fair valued at Integra's closing share price at the end of quarter in which those DSUs were granted . The share-based payment related to these DSUs is included in the above table under stock-based compensation.

The option to receive DSUs in lieu of cash directors' fees was introduced in 2021 in order to encourage insiders' ownership. DSUs granted before December 2021 vested in full at the grant date. DSUs granted in December 2021 and going forward will vest in 12 months.